Convertible note (Tables)	12 Months Ended
Dec. 31, 2019
Convertible note
Disclosure of detailed information about borrowings [line items]
Summary of movement of the debt

RMB’000
For the year ended 31 December 2017
At 1 January 2017	60,163
Change in fair value	1,283
At 31 December 2017	61,446
Fair value changes for the year included in consolidated statement of comprehensive income for liabilities held at the year end	1,283
For the year ended 31 December 2018
At 1 January 2018	61,446
Change in fair value	9,152
At 31 December 2018	70,598
Fair value changes for the year included in consolidated statement of comprehensive income for liabilities held at the year end	9,152
For the year ended 31 December 2019
At 1 January 2019	70,598
Change in fair value	5,193
Repayment during the year	(75,791)
At 31 December 2019	—
Fair value changes for the year included in consolidated statement of comprehensive income for liabilities held at the year end	5,193